VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company


       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET I
Series I of the Aetna GET Fund (GET I) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET I. Aeltus Investment Management, Inc. serves as the investment adviser to GET I.

We will offer GET I shares only during its offering period, which is scheduled to run from March 15, 2000 through the close of business on June 14, 2000. GET I may not be available under your contract, your plan or in your state. Please read the GET I prospectus for a more complete description of GET I, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET I
GET I seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET I's guarantee period runs from June 15, 2000 through June 14, 2005. During the offering period, all GET I assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE
The guarantee period for GET I will end on June 14, 2005, which is GET I's maturity date. The Company guarantees that the value of an accumulation unit of the GET I subaccount under the contract on the maturity date (as valued after the close of business on June 14, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET I subaccount to make up the difference. This means that if you remain invested in GET I until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET I as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET I subaccount. The value of dividends and distributions made by GET I throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET I investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET I before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET I. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET I amounts. If you do not make a choice, on the maturity date we will transfer your GET I amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET I amounts to the fund or funds designated by the Company.



X.GETI75988-A                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS


In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from Investments in the Separate Account" in the prospectus, we will make a daily deduction of a GET I guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET I investment option:



 GET I Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series I Annual Expenses
(As a percentage of the average net assets)



                               Investment                            Total Fund Annual Expenses
                             Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series I            0.60%              0.15%                    0.75%

For more information regarding expenses paid out of assets of the fund, see the GET I prospectus.




-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET I and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET I's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET I's other expenses in order to ensure that GET I's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET I's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES I

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET I investment option under the contract (until GET I's maturity date), assuming a 5% annual return on the investment.(5)


-----------------------------
> THESE EXAMPLES ARE PURELY                  Example A                        Example B
  HYPOTHETICAL.                     If you withdraw your entire      If you withdraw your entire
> THEY SHOULD NOT BE                account value at the end of      account value at the end of
  CONSIDERED A REPRESENTATION       the periods shown, you would     the periods shown, you would
  OF PAST OR FUTURE EXPENSES        pay the following expenses,      pay the following expenses,
  OR EXPECTED RETURNS.              including any charge assessed    including any charge assessed
> ACTUAL EXPENSES AND/OR            under early withdrawal charge    under early withdrawal charge
  RETURNS MAY BE MORE OR LESS       Schedule A:                      Schedule B:
  THAN THOSE SHOWN BELOW.
-----------------------------
                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series I               $29      $88       $149          $80      $141     $194




                                           Example C                    Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select
                                    the periods shown, you would     an income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series I               $90      $130      $172          $29      $88      $149




-----------------------


(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET I guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET I Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES I)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 15, 2000, through June 14, 2005, the maturity date.

POLICIES
Prior to June 15, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS
The principal risks of investing in Series I are those generally attributable to stock and bond investing. The success of Series I's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series I invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series I assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series I would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series I assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series I's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.






X.GETI75988-A                                                           May 2000

                          VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company



       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000


GENERAL DESCRIPTION OF GET J
Series J of the Aetna GET Fund (GET J) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET J. Aeltus Investment Management, Inc. serves as the investment adviser to GET J.

We will offer GET J shares only during its offering period, which is scheduled to run from June 15, 2000 through the close of business on September 13, 2000. GET J may not be available under your contract, your plan or in your state. Please read the GET J prospectus for a more complete description of GET J, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET J
GET J seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET J's guarantee period runs from September 14, 2000 through September 13, 2005. During the offering period, all GET J assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE
The guarantee period for GET J will end on September 13, 2005, which is GET J's maturity date. The Company guarantees that the value of an accumulation unit of the GET J subaccount under the contract on the maturity date (as valued after the close of business on September 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET J subaccount to make up the difference. This means that if you remain invested in GET J until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET J as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET J subaccount. The value of dividends and distributions made by GET J throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET J investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET J before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET J. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET J amounts. If you do not make a choice, on the maturity date we will transfer your GET J amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET J amounts to the fund or funds designated by the Company.




X.GETJ75988-0                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from Investments in the Separate Account" in the prospectus, we will make a daily deduction of a GET J guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET J investment option:


 GET J Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series J Annual Expenses

(As a percentage of the average net assets)


                               Investment                            Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)   (after expense reimbursement)(4)
                            ----------------   -----------------   --------------------------------
Aetna GET Fund Series J          0.60%              0.15%                      0.75%


For more information regarding expenses paid out of assets of the fund, see the GET J prospectus.


-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET J and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET J's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET J's other expenses in order to ensure that GET J's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET J's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES J

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET J investment option under the contract (until GET J's maturity date), assuming a 5% annual return on the investment.(5)


------------------------------
> THESE EXAMPLES ARE PURELY                  Example A                      Example B
  HYPOTHETICAL.                     If you withdraw your entire      If you withdraw your entire
> THEY SHOULD NOT BE                account value at the end of      account value at the end of
  CONSIDERED A REPRESENTATION       the periods shown, you would     the periods shown, you would
  OF PAST OR FUTURE EXPENSES        pay the following expenses,      pay the following expenses,
  OR EXPECTED RETURNS.              including any charge assessed    including any charge assessed
> ACTUAL EXPENSES AND/OR            under early withdrawal charge    under early withdrawal charge
  RETURNS MAY BE MORE OR LESS       Schedule A:                      Schedule B:
  THAN THOSE SHOWN BELOW.
-----------------------------
                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series J              $29      $88       $149          $80      $141      $194


                                             Example C                      Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select an
                                    the periods shown, you would     income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series J               $90      $130      $172           $29      $88      $149


-----------------------

(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET J guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET J Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


AETNA GET FUND (SERIES J)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from September 14, 2000, through September 13, 2005, the maturity date.


POLICIES
Prior to September 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS
The principal risks of investing in Series J are those generally attributable to stock and bond investing. The success of Series J's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series J invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series J assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series J would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series J assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series J's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.


X.GETJ75988-0                                                    May 2000

                          VARIABLE ANNUITY ACCOUNT C


                   Aetna Life Insurance and Annuity Company


       Supplement dated May 1, 2000 to the Prospectus dated May 1, 2000

GENERAL DESCRIPTION OF GET K
Series K of the Aetna GET Fund (GET K) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET K. Aeltus Investment Management, Inc. serves as the investment adviser to GET K.

We will offer GET K shares only during its offering period, which is scheduled to run from September 14, 2000 through the close of business on December 13, 2000. GET K may not be available under your contract, your plan or in your state. Please read the GET K prospectus for a more complete description of GET K, including its charges and expenses.


INVESTMENT OBJECTIVE OF GET K
GET K seeks to achieve maximum total return without compromising a minimum targeted return by participating in favorable equity market performance during the guarantee period.

GET K's guarantee period runs from December 14, 2000 through December 13, 2005. During the offering period, all GET K assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.


THE GET FUND GUARANTEE
The guarantee period for GET K will end on December 13, 2005, which is GET K's maturity date. The Company guarantees that the value of an accumulation unit of the GET K subaccount under the contract on the maturity date (as valued after the close of business on December 13, 2005), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET K subaccount to make up the difference. This means that if you remain invested in GET K until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET K as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET K subaccount. The value of dividends and distributions made by GET K throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET K investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET K before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.


MATURITY DATE
Before the maturity date, we will send a notice to each contract holder who has amounts in GET K. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET K amounts. If you do not make a choice, on the maturity date we will transfer your GET K amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET K amounts to the fund or funds designated by the Company.



X.GETK75988-0                                                           May 2000

The following information supplements the "Fee Table" section contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS
In addition to the amounts currently listed under the heading "Fee Table--Maximum Fees Deducted from Investments in the Separate Account" in the prospectus, we will make a daily deduction of a GET K guarantee charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET K investment option:


 GET K Guarantee Charge (deducted daily during the guarantee period) .....      0.50%
 Maximum Total Separate Account Expenses .................................      2.00%(1)


(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.


FEES DEDUCTED BY THE FUNDS
The following information supplements the "Fund Expense Table" contained in the prospectus:


Aetna GET Fund Series K Annual Expenses

(As a percentage of the average net assets)


                               Investment                           Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series K          0.60%              0.15%                     0.75%


For more information regarding expenses paid out of assets of the fund, see the GET K prospectus.


-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET K and any additional direct fund expenses.

(4) The investment adviser is contractually obligated through GET K's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET K's other expenses in order to ensure that GET K's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET K's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus:


HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES K

Account Fees Incurred Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET K investment option under the contract (until GET K's maturity date), assuming a 5% annual return on the investment.5


-------------------------------              Example A                    Example B
> THESE EXAMPLES ARE PURELY         If you withdraw your entire      If you withdraw your entire
  HYPOTHETICAL.                     account value at the end of      account value at the end of
> THEY SHOULD NOT BE                the periods shown, you would     the periods shown, you would
  CONSIDERED A REPRESENTATION       pay the following expenses,      pay the following expenses,
  OF PAST OR FUTURE EXPENSES        including any charge assessed    including any charge assessed
  OR EXPECTED RETURNS.              under early withdrawal charge    under early withdrawal charge
> ACTUAL EXPENSES AND/OR            Schedule A:                      Schedule B:
  RETURNS MAY BE MORE OR LESS
  THAN THOSE SHOWN BELOW.
-------------------------------      1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------     -------- --------- --------
Aetna GET Fund Series K               $29      $88      $149           $80      $141      $194


                                             Example C                    Example D
                                    If you withdraw your entire      If you leave your entire account
                                    account value at the end of      value invested or if you select an
                                    the periods shown, you would     income phase payment option
                                    pay the following expenses,      at the end of the periods
                                    including any charge assessed    shown, you would pay the
                                    under early withdrawal charge    following expenses, (no early
                                    Schedule C:                      withdrawal charge is assessed):

                                     1 Year   3 Years   5 Years       1 Year   3 Years   5 Years
                                    -------- --------- ---------   -------- --------- --------
Aetna GET Fund Series K               $90      $130      $172          $29      $88      $149


-----------------------
(5) The examples assume that a maximum mortality and expense risk charge of 1.25% on an annual basis, a maximum administrative expense charge of 0.25% on an annual basis, a GET K guarantee charge of 0.50% on an annual basis, an annual maintenance fee of $25 converted to a percentage of assets equal to 0.078% and all charges and expenses of the GET K Fund are assessed. Each example reflects early withdrawal charges under the applicable early withdrawal charge schedule, as noted above. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

The following information supplements "Appendix IV--Description of Underlying Funds" contained in the prospectus:


AETNA GET FUND (SERIES K)
INVESTMENT OBJECTIVE
Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from December 14, 2000, through December 13, 2005, the maturity date.


POLICIES
Prior to December 14, 2000, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.


RISKS
The principal risks of investing in Series K are those generally attributable to stock and bond investing. The success of Series K's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series K invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series K assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series K would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series K assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series K's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Investment Adviser: Aeltus Investment Management, Inc.



X.GETK75988-0                                                           May 2000